Commitments and Contingencies (Details) - Two Aframax Tankers Under Construction $ in Thousands	Dec. 31, 2018 USD ($)	May 02, 2018
Long-term Purchase Commitment [Line Items]
Number of vessels under construction		2
Purchase obligations
Payable amounts in 2019	$ 57,028
Payable amounts in 2020	$ 31,168